MHM Final

SEMI-ANNUAL REPORT

(During The Fourteenth Term)

From: October 1, 2009

To: March 31, 2010

LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

SEMI-ANNUAL REPORT

(During The Fourteenth Term)

From: October 1, 2009

To: March 31, 2010

To:	Director of Kanto Local Finance Bureau

Filing Date: June 30, 2010

Name of the Fund:	LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Name of the Registrant Trust:	LOOMIS SAYLES FUNDS II

Name and Official Title of the Representative:	Michael Kardok Treasurer of the Trust

Address of Principal Office:	399 Boylston Street Boston, Massachusetts 02116 U. S. A.

Name and Title of Registration Agent:	Harume Nakano Attorney-at-Law Ken Miura Attorney-at-Law

Address or Place of Business	Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano Ken Miura Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-Annual Report is available for Public Inspection

Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO

(LOOMIS SAYLES INVESTMENT GRADE BOND FUND (hereinafter referred to as the “Fund”))

(1) Diversification of Investment Portfolio

[See Schedule A.]

Note1:	The investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

Note2:	The exchange rate of U.S. Dollars (“dollar” or “$”) into Japanese Yen is ¥91.31 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Mitsubishi-Tokyo UFJ, Ltd. as of May 31, 2010. The same applies hereinafter.

Note3:	In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2010 is as follows:

[See Schedule B.]

(b) Record of Distributions Paid

[See Schedule C.]

(c) Record of Earnings Ratio

Record of earnings ratio during one year up to and including the end of May, 2010 is as follows:

Earning ratio (%) 1) 2)
Class Y	18.84%
Class J	17.95%
Class B	17.64%
Class C	17.71%
Class A	18.58%
Admin Class	2.25%

(Note) The earning ratio of each class is calculated based on the following formula:

(a - b) / b x 100

where

a = NAV per share 5/31/10

b = NAV per share 5/31/09

Provided, however, as to Admin Class, b=NAV per share as of February 1, 2010, the date of its establishment.

1)	Includes capital gain distributions.
2)	Distributions used for the period ended 5/31/10 are based on payment date.

II. OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND

The Fund shall use as the auditors the professional services of PricewaterhouseCoopers LLP, an independent registered public accounting firm.

[The Japanese translation of the financial statement of the Fund to be incorporated.]

III RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during one year period up to and including the end of May, 2010 and number of outstanding shares of the Fund as of the end of May, 2010 are as follows:

	Number of Units Sold	Number of Units Repurchased	Number of Outstanding Units
Class Y	217,241,922.669 (0)	128,513,823.841 (0)	329,987,478.857 (0)
Class J	633,800.000 (633,800.000)	4,363,540.000 (4,363,540.000)	11,086,620.000 (11,086,620.000)
Class B	160,187.552 (0)	324,478.759 (0)	1,422,112.830 (0)
Class C	68,063,175.893 (0)	53,862,455.779 (0)	210,128,414.772 (0)
Class A	128,864,936.924 (0)	115,986,721.253 (0)	245,004,678.524 (0)
Admin Class	31,220.762 (0)	0.000 (0)	31,220.762 (0)

Note 1:	The numbers of shares sold, redeemed and outstanding in the parenthesis represents those sold, redeemed and outstanding in Japan.

Note 2:	Record of sales and repurchases of Admin Class represents a period from February 1, 2010 (establishment of the class) to the end of May, 2010

IV. OUTLINE OF THE TRUST

(1) Amount of Capital:

1. Trust

Not applicable.

2. Loomis, Sayles & Company, L.P. (Investment Management Company)

1)	Amount of Capital (issued capital stock at par value):

Not applicable. Provided, however, that the partner capital was $81,721,292 (¥7,461.97 million) as of May 31, 2010.

2)	Number of authorized shares of capital stock:

Not applicable.

3)	Number of outstanding shares of capital stock:

Not applicable.

4)	Increase/decrease in amount of capital for the last 5 years:

Not applicable.

(2) Description of Business and Outline of Operation:

1. Trust

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, Natixis Asset Management Advisors, L.P., to render administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

2. Loomis, Sayles & Company, L.P. (Investment Management Company)

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds, among other clients. As of the end of May, 2010, Investment Management Company administers and manages the following 44 portfolios, including 11 portfolios of the Trust with the total net asset value is US$ 24,287 million.

Fund List

(as of the end of May 2010)

Fund	Month /Date /Year Established	Principal Characteristics	Total NAV ($ thousand)		NAV per share ($)
LOOMIS SAYLES FUNDS I (10 portfolios)

Loomis Sayles Bond Fund	5/16/91	Fixed Income/Open	Retail Inst. Admin	7,808,614	Retail	13.45
				10,599,007	Inst.	13.50
				244,244	Admin	13.42

Loomis Sayles Global Bond Fund	5/10/91	Global/Open	Retail	948,116	Retail	15.35
			Inst.	1,101,481	Inst.	15.49

Loomis Sayles Fixed Income Fund	1/17/95	Fixed Income/Open	Inst.	777,685	Inst.	13.12

Loomis Sayles Institutional High Income Fund	6/5/96	Fixed Income/Open	Inst.	362,707	Inst.	7.59

Loomis Sayles Intermediate Duration Bond Fund	1/28/98	Fixed Income/Open	Retail Inst.	1 31,849	Retail Inst.	10.21 10.21

Loomis Sayles Investment Grade Fixed Income Fund	7/1/94	Fixed Income/Open	Inst.	483,808	Inst.	12.72

Loomis Sayles Small Cap Value Fund	5/13/91	Equity/Open	Retail	385,931	Retail	21.76
			Inst.	488,000	Inst.	21.96
			Admin	71,130	Admin	21.38

Loomis Sayles Inflation Protected Securities Fund	5/21/91	Fixed Income/Open	Retail	1	Retail	10.71
			Inst.	17,189	Inst.	10.71

Loomis Sayles High Income Opportunities Fund	4/13/04	Fixed Income/Open	Inst.	62,432	Inst.	9.45

Loomis Sayles Securitized Asset Fund	3/2/06	Fixed Income/Open	Inst.	650,106	Inst.	10.66

LOOMIS SAYLES FUNDS II (11 portfolios)

Loomis Sayles Mid Cap Growth Fund	12/31/96	Equity/Open	A	43,406	A	20.96
			C	21	C	20.76
			Y	30,269	Y	21.63

Loomis Sayles Disciplined Equity Fund	7/31/00	Equity/Open	A	1,890	A	6.53
			B	133	B	6.36
			C	1,299	C	6.29
			Y	29,488	Y	6.58

Loomis Sayles Growth Fund	5/16/91	Equity/Open	A	30,245	A	4.70
			B	4,302	B	4.47
			C	12,682	C	4.47
			Y	52,792	Y	4.97

Loomis Sayles Value Fund	5/13/91	Equity/Open	A	130,965	A	16.26
			B	3,773	B	16.29
			C	10,378	C	16.11
			Y	744,988	Y	16.29

			Admin	1	Admin	16.24

Loomis Sayles Investment Grade Bond Fund	12/31/96	Fixed Income/Open	Y	3,942,077	Y	11.95
			J	132,201	J	11.92
			A	2,924,962	A	11.94
			B	16,896	B	11.88
			C	2,490,509	C	11.85

			Admin	373	Admin	11.93

Loomis Sayles Small Cap Growth Fund	12/31/96	Equity/Open	Retail	73,309	Retail	12.61
			Inst.	48,764	Inst.	13.04

Loomis Sayles Global Markets Fund	5/1/96	Global/Open	A C Y	51,702 99,639 123,185	A C Y	12.78 12.70 12.82

Loomis Sayles Limited Term Government and Agency Fund	1/3/89	Fixed Income/Open	A	161,763	A	11.85
			B	3,999	B	11.84
			C	69,682	C	11.86
			Y	57,201	Y	11.89

Loomis Sayles High Income Fund	2/22/84	Fixed Income/Open	A	64,627	A	4.66
			B	1,270	B	4.67
			C	19,024	C	4.67
			Y	50,546	Y	4.66

Loomis Sayles International	2/1/08	Global/Open	A	16,215	A	9.85
Bond Fund			C	6,189	C	9.82
			Y	7,988	Y	9.83

Loomis Sayles Strategic Income Fund	5/1/95	Fixed Income/Open	A	5,552,751	A	13.94
			B	137,375	B	14.02
			C	4,932,029	C	14.01
			Y	2,205,413	Y	13.93
			Admin	259	Admin	13.92

NATIXIS ADVISOR FUNDS TRUSTS I and II (3 portfolios)
Natixis U.S. Diversified Portfolio	7/7/94	Equity/Open	A	272,504	A	20.82
			B	30,849	B	17.92
			C	27,043	C	17.93
			Y	1,667	Y	22.44

Loomis Sayles Core Plus Bond Fund	11/7/73	Fixed Income/Open	A	166,173	A	12.07
			B	4,812	B	12.11
			C	105,902	C	12.07
			Y	54,822	Y	12.13

Natixis Income Diversified Portfolio	11/17/05	Fixed Income/Open	A	34,360	A	9.59
			C	24,031	C	9.57

Unrelated Funds 20 portfolios

Fund	Month /Date /Year Established	Principal Characteristics	Total NAV ($ thousands)	NAV Per Share ($)
Metropolitan Series Fund - Loomis Sayles Small Cap Core Portfolio (a)	5/2/94	Equity/Open	A - 218.08 (in millions) B - 112.17 (in millions) E - 40.19 (in millions)	A - 175.00 B - 171.53 E - 172.77

Metropolitan Series Fund - Loomis Sayles Small Cap Growth Portfolio (a)	1/5/09	Equity/Open	A - 22.30 (in millions) B - 56.63 (in millions) E - 7.02 (in millions)	A - 7.38 B - 7.21 E - 7.29

Met Investors Series Trust - Loomis Sayles Global Markets Portfolio (a)	5/1/06	Fixed Income & Equity/Open	A - 565.4 (in millions) B - 101.6 (in millions)	A - 10.00 B - 9.95

The Managers Fund - Bond Fund (a)	5/84	Fixed Income/Open	2,193,702	24.29

The Managers Fund - Global Bond Fund (a)	3/12/02	Fixed Income/Open	26,146	18.82

The Managers Fund - Fixed Income Fund (a)	5/18/04	Fixed Income/Open	A - 40,625 B - 4,055 C - 57,658 Y - 34,723	A - 10.43 B - 10.35 C - 10.41 Y - 10.46

Maxim Loomis Sayles Small-Cap Value Portfolio (a)	11/1/94	Equity/Open	227,034	16.56

Maxim Loomis Sayles Bond Portfolio (a)	11/1/94	Fixed Income/Open	368,286	11.64

GuideStone Funds - Extended Duration Bond Fund (a)	8/27/01	Fixed Income/Open	GS-2 67,699 GS-4 392,962	GS-2 7.01 GS-4 15.34

GuideStone Funds Global Bond Fund (a)	12/29/06	Fixed Income/Open	GS-4 221,555	GS-4 9.36

USAA Growth Fund (b)	4/5/71	Equity/Open	77,160	11.88

USAA Growth & Income Fund (b)	8/1/97	Equity/Open	1,006,965	12.54

Saratoga Financial Services Portfolio (c)	1/7/03	Equity/Open	A - 275 B - 4 C - 31 I - 1,054	A - 6.08 B - 5.65 C - 5.63 I - 6.29

Saratoga Large Capitalization Growth Portfolio (c)	9/1/94	Equity/Open	A - 68,240 B - 53 C - 1,119 I - 23,917	A -13.56 B -12.34 C -12.36 I - 13.76

Saratoga Energy & Basic Materials Portfolio (c)	1/7/03	Equity/Open	A - 2,197 B - 132 C - 216 I - 3,299	A -12.32 B -10.73 C -10.65 I - 13.02

3 to 1 Strategic Income Fund (a)	4/25/08	Fixed Income/Open	30,757	14.73

Transamerica Loomis Sayles Bond Portfolio (e)	1/1/07	Fixed Income/Open	I - 812,252	I - 9.93

PMC Diversified Equity Fund (c)	11/5/07	Equity/Open	61,540	15.91

Northern Funds Multi-Manager High Yield Opportunity Fund (d)	9/23/09	Fixed Income/Open	419,861	10.41

MassMutual Select Diversified Value Fund (a)	10/15/04	Equity/Open	A - 45,592 L - 42,209 N - 556 S - 200,237 Y - 31,928	A - 8.06 L - 8.08 N - 8.08 S - 8.08 Y - 8.08

(a)	As of December 31, 2009
(b)	As of January 31, 2010
(c)	As of February 28, 2010
(d)	As of March 31, 2010
(e)	As of October 31, 2009

(3) Miscellaneous:

1. Trust

During the six months prior to the filing of this document, there has been, or is, no litigation which had or is expected to have a material effect on the Fund or the Trust during the six months before the filing of this report.

2. Loomis, Sayles & Company, L.P. (Investment Management Company)

During the six months prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

The Investment Management Company shall use as the auditors the professional services of PricewaterhouseCoopers.

[The Japanese translation of the financial statement of the Management Company to be incorporated.]

Schedule A

(As of the end May, 2010)

Types of Assets	Name of Country	Market Value Total Dollar	Investment Ratio (%)
Corporate Bonds	United States	5,270,843,888	55.44%
	Canada	91,854,525	0.97%
	United Kingdom	80,300,341	0.84%
	New Zealand	55,781,487	0.59%
	Indonesia	48,555,178	0.51%
	Singapore	15,165,181	0.16%
	Australia	14,458,974	0.15%
	Brazil	10,808,331	0.11%
	South Korea	5,554,920	0.06%

Foreign Government Bonds	Canada	1,507,640,735	15.86%
	New Zealand	239,129,094	2.52%
	Norway	234,534,216	2.47%
	Australia	111,835,183	1.18%
	Indonesia	80,598,587	0.85%
	Mexico	40,233,885	0.42%
	Brazil	17,235,180	0.18%
	Iceland	12,510,832	0.13%
	Singapore	10,830,215	0.11%
	Greece	1,230,652	0.01%

Government/Agencies	United States	515,057,360	5.42%

Asset - Backed	United States	460,259,957	4.84%

Convertible Bonds	United States	281,984,549	2.97%

Municipals	United States	47,801,033	0.50%

Short Term Investments	United States	205,133,681	2.16%

Sub - Total		9,359,337,984	98.45%

Cash, Deposit and other assets (after deduction of liabilities)		147,679,582	1.55%

Total (Net Asset Value)		9,507,017,566	100.00%

Schedule B

91.31		Total Net Asset Value		Net Asset Value per Share
		USD (thousand)	JPY (million)	USD	JPY
2009 end of June	Class Y	2,712,349	247,665	10.73	980
	Class J	152,105	13,889	10.71	978
	Class B	16,675	1,523	10.67	974
	Class C	2,145,266	195,884	10.65	972
	Class A	2,528,639	230,890	10.72	979

July	Class Y	2,947,557	269,141	11.22	1,024
	Class J	153,964	14,058	11.2	1,023
	Class B	17,118	1,563	11.16	1,019
	Class C	2,306,631	210,618	11.13	1,016
	Class A	2,695,299	246,108	11.21	1,024

August	Class Y	3,316,143	302,797	11.37	1,038
	Class J	152,355	13,912	11.35	1,036
	Class B	17,214	1,572	11.31	1,033
	Class C	2,393,826	218,580	11.28	1,030
	Class A	2,837,970	259,135	11.36	1,037

September	Class Y	3,531,187	322,433	11.65	1,064
	Class J	151,617	13,844	11.63	1,062
	Class B	17,489	1,597	11.59	1,058
	Class C	2,495,305	227,846	11.56	1,056
	Class A	2,946,489	269,044	11.64	1,063

October	Class Y	3,623,548	330,866	11.69	1,067
	Class J	148,045	13,518	11.67	1,066
	Class B	17,441	1,593	11.63	1,062
	Class C	2,524,099	230,475	11.6	1,059
	Class A	2,960,935	270,363	11.69	1,067

November	Class Y	3,730,517	340,634	11.86	1,083
	Class J	145,506	13,286	11.84	1,081
	Class B	17,662	1,613	11.79	1,077
	Class C	2,566,706	234,366	11.77	1,075
	Class A	3,010,010	274,844	11.85	1,082

December	Class Y	3,755,257	342,893	11.68	1,067
	Class J	140,700	12,847	11.67	1,066
	Class B	17,463	1,595	11.63	1,062
	Class C	2,530,717	231,080	11.6	1,059
	Class A	2,955,488	269,866	11.68	1,067

2010 end of January	Class Y	3,773,948	344,599	11.86	1,083
	Class J	139,364	12,725	11.84	1,081
	Class B	17,420	1,591	11.8	1,077
	Class C	2,544,159	232,307	11.77	1,075
	Class A	3,001,320	274,051	11.85	1,082

February	Class Y	3,733,505	340,906	11.9	1,087
	Class J	135,765	12,397	11.88	1,085
	Class B	17,224	1,573	11.84	1,081
	Class C	2,540,262	231,951	11.81	1,078
	Class A	2,999,589	273,892	11.9	1,087
	Admin Class	1	0	11.9	1,087

March	Class Y	3,800,954	347,065	12.05	1,100
	Class J	137,006	12,510	12.03	1,098
	Class B	17,247	1,575	11.99	1,095
	Class C	2,549,002	232,749	11.96	1,092
	Class A	3,022,748	276,007	12.04	1,099
	Admin Class	1	0	12.04	1,099

April	Class Y	3,990,835	364,403	12.2	1,114
	Class J	136,631	12,476	12.17	1,111
	Class B	17,306	1,580	12.13	1,108
	Class C	2,554,043	233,210	12.1	1,105
	Class A	2,994,020	273,384	12.19	1,113
	Admin Class	1	0	12.19	1,113

May	Class Y	3,942,077	359,951	11.95	1,091
	Class J	132,201	12,071	11.92	1,088
	Class B	16,896	1,543	11.88	1,085
	Class C	2,490,509	227,408	11.85	1,082
	Class A	2,924,962	267,078	11.94	1,090
	Admin Class	373	34	11.93	1,089

Schedule C

91.31				Distribution per Share
	Distribution Date	Ex-dividend Date		USD	JPY
13th FY	October 6, 2008	October 1, 2008	Class Y	0.0538	4.91
			Class J	0.0457	4.17
			Class B	0.0440	4.02
			Class C	0.0438	4.00
			Class A	0.0504	4.60

	November 6, 2008	November 3, 2008	Class Y	0.0574	5.24
			Class J	0.0511	4.67
			Class B	0.0493	4.50
			Class C	0.0490	4.47
			Class A	0.0551	5.03

	December 4, 2008	December 1, 2008	Class Y	0.0580	5.30
			Class J	0.0520	4.75
			Class B	0.0483	4.41
			Class C	0.0503	4.59
			Class A	0.0560	5.11

	January 6, 2009	December 29, 2008	Class Y	0.1848	16.87
			Class J	0.1785	16.30
			Class B	0.1752	16.00
			Class C	0.1769	16.15
			Class A	0.1826	16.67

	February 5, 2009	February 2, 2009	Class Y	0.0477	4.36
			Class J	0.0412	3.76
			Class B	0.0371	3.39
			Class C	0.0396	3.62
			Class A	0.0454	4.15

	March 5, 2009	March 2, 2009	Class Y	0.0463	4.23
			Class J	0.0409	3.73
			Class B	0.0379	3.46
			Class C	0.0394	3.60
			Class A	0.0447	4.08

	April 6, 2009	April 1, 2009	Class Y	0.0491	4.48
			Class J	0.0433	3.95
			Class B	0.0401	3.66
			Class C	0.0409	3.73
			Class A	0.0468	4.27

	May 11, 2009	May 1, 2009	Class Y	0.0456	4.16
			Class J	0.0395	3.61
			Class B	0.0363	3.31
			Class C	0.0378	3.45
			Class A	0.0436	3.98

14 FY	June 4, 2009	June 1, 2009	Class Y	0.0471	4.30
			Class J	0.0402	3.67
			Class B	0.0366	3.34
			Class C	0.0383	3.50
			Class A	0.0445	4.06
	July 7, 2009	July 1, 2009	Class Y	0.0506	4.62
			Class J	0.0434	3.96
			Class B	0.0408	3.73
			Class C	0.0420	3.84
			Class A	0.0484	4.42
	August 6, 2009	August 3, 2009	Class Y	0.0541	4.94
			Class J	0.0463	4.23
			Class B	0.0439	4.01
			Class C	0.0450	4.11
			Class A	0.0518	4.73
	September 4, 2009	September 1, 2009	Class Y	0.0521	4.76
			Class J	0.0449	4.10
			Class B	0.0423	3.86
			Class C	0.0429	3.92
			Class A	0.0500	4.57
	October 6, 2009	October 1, 2009	Class Y	0.0480	4.38
			Class J	0.0409	3.73
			Class B	0.0378	3.45
			Class C	0.0384	3.51
			Class A	0.0454	4.15
	November 6, 2009	November 2, 2009	Class Y	0.0519	4.74
			Class J	0.0441	4.03
			Class B	0.0411	3.75
			Class C	0.0421	3.84
			Class A	0.0494	4.51
	December 4, 2009	December 1, 2009	Class Y	0.0476	4.35
			Class J	0.0402	3.67
			Class B	0.0371	3.39
			Class C	0.0380	3.47
			Class A	0.0452	4.13
	January 6, 2010	December 29, 2009	Class Y	0.0803	7.33
			Class J	0.0725	6.62
			Class B	0.0693	6.33
			Class C	0.0703	6.42
			Class A	0.0777	7.09
	February 4, 2010	February 1, 2010	Class Y	0.0522	4.77
			Class J	0.0450	4.11
			Class B	0.0408	3.73
			Class C	0.0421	3.84
			Class A	0.0496	4.53
	March 4, 2010	March 1, 2010	Class Y	0.0496	4.53
			Class J	0.0427	3.90
			Class B	0.0395	3.61
			Class C	0.0407	3.72
			Class A	0.0474	4.33
			Admin Class	0.0448	4.09
	April 7, 2010	April 1, 2010	Class Y	0.0510	4.66
			Class J	0.0433	3.95
			Class B	0.0396	3.62
			Class C	0.0409	3.73
			Class A	0.0485	4.43
			Admin Class	0.0442	4.04
	May 10, 2010	May 3, 2010	Class Y	0.0503	4.59
			Class J	0.0433	3.95
			Class B	0.0391	3.57
			Class C	0.0404	3.69
			Class A	0.0478	4.36
			Admin Class	0.0463	4.23

MHM Final

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:	Director of Kanto Local Finance Bureau

Filing Date: June 30, 2010

Name of the Registrant Trust:	LOOMIS SAYLES FUNDS II

Name and Official Title of Representative:	Michael Kardok
Treasurer of the Trust

Address of Principal Office:	399 Boylston Street
Boston, Massachusetts 02116
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law
Harume Nakano

Ken Miura
Attorney-at-Law
Ken Miura

Address or Place of Business	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Name of the Fund Making Public	LOOMIS SAYLES INVESTMENT GRADE
Offering or Sale of Foreign	BOND FUND
Investment Fund Securities:

Aggregate Amount of	Shares of a series of a diversified open-end
Foreign Investment Fund Securities	management investment company organized as a
to be Publicly Offered or Sold:	Massachusetts business trust;

Up to US$1.3 billion (approximately JPY118.703 billion)

Note	: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥91.31 the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of May 31, 2010.

Places where a copy of this Semi-Annual Report is available for Public Inspection

Not applicable.

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement is intended to amend and update the relevant information of the Securities Registration Statement filed March 31, 2010 (the "original SRS") due to the fact that the Semi-annual Report was filed today. It is also intended to amend the original SRS to reflect some subsequent changes.

The exchange rate used in this statement is different from the one used in the original SRS, as the latest exchange rate is used in this statement.

Amended parts are underlined in “(2) Other amendments”.

II.	CONTENTS OF AMENDMENT:

(1)	Amendments made due to filing of Semi-Annual Report

The following items in the original SRS are updated and/or added as stated in the Semi-Annual Report.

Original SRS	Semi-Annual Report	Manner of Amendment
PART II INFORMATION CONCERNING FUNDS I. DESCRIPTION OF THE FUND 5 STATUS OF INVESTMENT FUND	1 STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio	(1) Diversification of Investment Portfolio	Update
(3) Result of Past Operation	(2) Result of Past Operation	Addition/Update

II. FINANCIAL HIGHLIGHTS	II OUTLINE OF FINANCIAL CONDITIONS OF THE FUND	Addition

PART III DETAILED INFORMATION OF THE FUND VI FINANCIAL CONDITIONS OF THE FUND	II. OUTLINE OF FINANCIAL CONDITIONS OF THE FUND	Addition

V. RESULT OF SALE AND REPURCHASE	III. RESULT OF SALE AND REPURCHASE	Addition

PART IV SPECIAL INFORMATION I OUTLINE OF THE TRUST 1 OUTLINE OF THE TRUST	IV. OUTLINE OF THE TRUST
(2) Loomis Sayles and Company, L.P. (the Investment Management Company) (a) Amount of Capital	(1) Amount of Capital 2 Loomis Sayles and Company, L.P. (the Investment Management Company)	Update

2 DESCRIPTION OF BUSINESS AND OUTLINE OF OPERATION (2) Investment Management Company	(2) Description of Business and Outline of Operation 2 Investment Management Company	Update

5 MISCELLANEOUS	IV OUTLINE OF THE TRUST (3) Miscellaneous	Addition

*	Contents of the Semi-Annual Report are as follows:

[The relevant contents of the Semi-Annual Report are inserted.]

(2) Other amendments

PART I. INFORMATION CONCERNING SECURITIES

(Before amendment)

8. PLACE OF SUBSCRIPTION:

(Interior part is omitted)

Mitsubishi UFJ Securities Co., Ltd. (hereinafter referred to as “Mitsubishi UFJ”)

4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo

(Interior part is omitted)

10. PLACE OF PAYMENT:

(Interior part is omitted)

Mitsubishi UFJ Securities Co., Ltd

4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo

(Interior part is omitted)

12. MISCELLANEOUS:

(A) Deposit for subscription:

None.

(B) Outline of Underwriting, etc.:

(a)	The Distributors in Japan will undertake to make a public offering of Shares in accordance with the respective agreements dated May 4, 1999 (as amended by the Amendment Agreement dated November 30, 2009 in case of Marusan, by the Amendment Agreement dated December 3, 2009 in case of Mitsubishi UFJ and by the Amendment Agreement dated December 16, 2009 in case of SMBC Friend) with Loomis Sayles Distributors, L.P. (hereinafter referred to as the “Distributor”) in connection with the sale of the Shares in Japan.

(The rest is omitted)

(After amendment)

8. PLACE OF SUBSCRIPTION:

(Interior part is omitted)

Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (hereinafter referred to as “Mitsubishi UFJ Morgan Stanley”)

5-2, Marunouchi 2-chome, Chiyoda-ku, Tokyo

(Interior part is omitted)

10. PLACE OF PAYMENT:

(Interior part is omitted)

2

Mitsubishi UFJ Morgan Stanley Securities Co., Ltd

5-2, Marunouchi 2-chome, Chiyoda-ku, Tokyo

(Interior part is omitted)

12.	MISCELLANEOUS:

(A)	Deposit for subscription:

None.

(B)	Outline of Underwriting, etc.:

(a)	The Distributors in Japan will undertake to make a public offering of Shares in accordance with the respective agreements dated May 4, 1999 (as amended by the Amendment Agreement dated November 30, 2009 in case of Marusan, by the Amendment Agreement dated December 3, 2009 in case of Mitsubishi UFJ Morgan Stanley and by the Amendment Agreement dated December 16, 2009 in case of SMBC Friend) with Loomis Sayles Distributors, L.P. (hereinafter referred to as the "Distributor") in connection with the sale of the Shares in Japan.

(The rest is omitted)

PART II. INFORMATION CONCERNING FUNDS

I.	DESCRIPTION OF THE FUND

l.	NATURE OF THE FUND

(2)	Structure of the Fund

3

(Before amendment)

(A) Structure of the Fund

4

(After amendment)

(A) Structure of the Fund

5

PART IV. SPECIAL INFORMATION

II.	OUTLINE OF THE OTHER RELATED COMPANIES

(Before amendment)

(F)	Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan)

(1)	Amount of Capital

¥65.518 billion as at the end of December, 2009

(2)	Description of Business

Mitsubishi UFJ carries on the first financial instruments business in Japan.

Mitsubishi UFJ engages in handling the sales and redemptions of the fund shares for foreign investment funds.

(3)	Outline of Business Relationship with the Fund

The Company acts as a Distributor in Japan for the Fund in connection with the offering of shares in Japan.

(After amendment)

(F)	Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Distributor in Japan)

(1)	Amount of Capital

¥3 billion as of May 1, 2010

(2)	Description of Business

Mitsubishi UFJ Morgan Stanley carries on the first financial instruments business in Japan. Mitsubishi UFJ Morgan Stanley engages in handling the sales and redemptions of the fund shares for foreign investment funds.

(3)	Outline of Business Relationship with the Fund

The Company acts as a Distributor in Japan for the Fund in connection with the offering of shares in Japan.

Mitsubishi UFJ Securities Co., Ltd., a former Distributor in Japan (the “Succeeded Company”) assigned all the rights and obligations (including rights and obligations under the Distribution, Repurchase and Shareholder Servicing Agreement) belonging to it for all the businesses (including securities business) it carries on to be succeeded by Mitsubishi UFJ Securities Spin-off Preparation Co., Ltd., a wholly subsidiary of the Succeeded Company (the “Successor Company”) on April 1, 2010 by way of absorption-type corporate split. Consequently, the Successor Company will replace the Succeeded Company as the Fund's Distributor in Japan on April 1, 2010. The Successor Company and the Succeeded Company also changed their trade names to “Mitsubishi UFJ Securities Co., Ltd.” and “Mitsubishi UFJ Securities Holdings Co., Ltd.”, respectively on April 1, 2010.

Furthermore, the Successor Company, Mitsubishi UFJ Securities Co., Ltd. changed its trade name to “Mitsubishi UFJ Morgan Stanley Securities Co., Ltd.” on May 1, 2010.

6